Prepaid Expenses and Other Accounts Receivable - Schedule of Prepaid Expenses and Other Accounts Receiable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Accounts Receiable [Abstract]
Deferred offering costs	$ 296
Government authorities	229	69
Prepaid expenses	293	61
Deferred Charges and other assets	163
Total prepaid expenses and other accounts receivable	$ 981	$ 130